Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Ordinary shares	Preferred shares	Additional paid-in capital	Accumulated deficits	Accumulated other comprehensive Income (loss)
Balance at Dec. 31, 2015	$ (1,915,996)	$ 1		$ 8,250,505	$ (10,076,673)	$ (89,829)
Balance, shares at Dec. 31, 2015		1
Capital contribution from C Media	1,786,964			1,786,964
Net loss	(13,049,031)				(13,049,031)
Foreign currency translation adjustment	387,375					387,375
Balance at Dec. 31, 2016	(12,790,688)	$ 1		10,037,469	(23,125,704)	297,546
Balance, shares at Dec. 31, 2016		1
Capital contribution from C Media	31,782,216			31,782,216
Net loss	(6,810,454)				(6,810,454)
Foreign currency translation adjustment	90,671					90,671
Balance at Dec. 31, 2017	12,271,745	$ 1		41,819,685	(29,936,158)	388,217
Balance, shares at Dec. 31, 2017		1
Issuance of preferred shares			$ 10,000	(10,000)
Issuance of preferred shares, Shares			1,000,000
Issuance of common shares		$ 1,854,126		(1,854,126)
Issuance of common shares, Shares		185,412,599
Adjustment due to the assets exchange	194,729	$ 16,849		177,880
Adjustment due to the assets exchange, Shares		1,684,999
Acquisition of Superengine	60,000,000	$ 122,200		59,877,800
Acquisition of Superengine, Shares		12,219,959
Capital contribution from C Media	2,114,575			2,114,575
Net loss	(11,927,536)				(11,927,536)
Foreign currency translation adjustment	447,246					447,246
Balance at Dec. 31, 2018	$ 63,100,759	$ 1,993,176	$ 10,000	$ 102,125,814	$ (41,863,694)	$ 835,463
Balance, shares at Dec. 31, 2018		199,317,558	1,000,000